Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses	$ 6,084,795	$ 7,265,026
Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	12,334,509	16,470,854
Partnership Interest [Member] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	1,120,798	1,272,162
Partnership Interest [Member] | Partnership [Member] [Default Label] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	617,774	732,611
Partnership Interest [Member] | U S Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	341,420	386,250
Partnership Interest [Member] | Cayman Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	$ 161,604	$ 153,301